Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 168,556	$ 126,859	$ 22,986
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	216,137	211,049	191,913
Loss (gain) on derivatives	1,945	(2,338)	603
Write-off of deferred financing fees	2,358		6,410
Share-based compensation expense	5,160	1,211	2,520
Premium on debt issuance	6,000
Equity in earnings of subsidiaries
Changes in operating assets and liabilities:
Accounts receivable, net	(4,592)	(280)	(11)
Inventories	(3,447)	(3,471)	(3,898)
Prepaid expenses and other assets	(3,490)	(4,264)	128,993
Accounts payable	(1,228)	15,928	36,023
Accrued expenses and other liabilities	(3,107)	(15,876)	6,136
Advance ticket sales	14,302	28,172	38,748
Net cash provided by operating activities	398,594	356,990	430,423
Cash flows from investing activities
Additions to property and equipment	(303,840)	(184,797)	(977,466)
Net cash used in investing activities	(303,840)	(184,797)	(977,466)
Cash flows from financing activities
Repayments of long-term debt	(859,422)	(439,959)	(955,780)
Repayments to Affiliate
Proceeds from long-term debt	800,618	273,375	1,601,659
Other	(49,376)	(1,730)	(93,941)
Net cash provided by (used in) financing activities	(108,180)	(168,314)	551,938
Net increase (decrease) in cash and cash equivalents	(13,426)	3,879	4,895
Cash and cash equivalents at beginning of period	58,926	55,047	50,152
Cash and cash equivalents at end of period	45,500	58,926	55,047
Parent Company
Cash flows from operating activities
Net income	168,556	126,859	22,986
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	11,625	11,405	10,768
Loss (gain) on derivatives	1,945	(2,338)	603
Write-off of deferred financing fees	918		1,751
Premium on debt issuance	6,000
Equity in earnings of subsidiaries	(166,520)	(124,530)	(56,483)
Changes in operating assets and liabilities:
Accounts receivable, net		1,314	(25)
Prepaid expenses and other assets	1,245	(3,840)	(3,849)
Accrued expenses and other liabilities	(9,052)	171,860	118,779
Net cash provided by operating activities	14,717	180,730	94,530
Cash flows from investing activities
Net cash used in investing activities
Cash flows from financing activities
Repayments of long-term debt	(658,978)	(363,000)	(774,526)
Repayments to Affiliate
Proceeds from long-term debt	647,322	184,000	689,000
Other	(3,061)	(1,730)	(9,007)
Net cash provided by (used in) financing activities	(14,717)	(180,730)	(94,533)
Net increase (decrease) in cash and cash equivalents
Cash and cash equivalents at beginning of period
Cash and cash equivalents at end of period
Guarantor Subsidiaries
Cash flows from operating activities
Net income	23,487	607
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	56,050	55,939	56,027
Write-off of deferred financing fees
Premium on debt issuance
Changes in operating assets and liabilities:
Accounts receivable, net	105	(1,449)	779
Inventories	(2,462)	133	1,109
Prepaid expenses and other assets	3,568	(751)	5,108
Accounts payable	276	(390)	(4,944)
Accrued expenses and other liabilities	(68,801)	(18,980)	(37,745)
Net cash provided by operating activities	12,223	35,109	20,334
Cash flows from investing activities
Additions to property and equipment	(11,894)	(35,809)	(22,404)
Net cash used in investing activities	(11,894)	(35,809)	(22,404)
Cash flows from financing activities
Repayments to Affiliate
Net cash provided by (used in) financing activities
Net increase (decrease) in cash and cash equivalents	329	(700)	(2,070)
Cash and cash equivalents at beginning of period	7,133	7,833	9,903
Cash and cash equivalents at end of period	7,462	7,133	7,833
Non-Guarantor Subsidiaries
Cash flows from operating activities
Net income	143,033	123,923	56,483
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	148,462	143,705	125,118
Write-off of deferred financing fees	1,440		4,659
Share-based compensation expense	5,160	1,211	2,520
Premium on debt issuance
Changes in operating assets and liabilities:
Accounts receivable, net	(4,697)	(145)	(765)
Inventories	(985)	(3,604)	(5,007)
Prepaid expenses and other assets	(8,303)	327	127,734
Accounts payable	(1,504)	16,318	40,967
Accrued expenses and other liabilities	74,746	(168,756)	(74,898)
Advance ticket sales	14,302	28,172	38,748
Net cash provided by operating activities	371,654	141,151	315,559
Cash flows from investing activities
Additions to property and equipment	(291,946)	(148,988)	(955,062)
Net cash used in investing activities	(291,946)	(148,988)	(955,062)
Cash flows from financing activities
Repayments of long-term debt	(200,444)	(76,959)	(181,254)
Repayments to Affiliate
Proceeds from long-term debt	153,296	89,375	912,659
Other	(46,315)		(84,934)
Net cash provided by (used in) financing activities	(93,463)	12,416	646,471
Net increase (decrease) in cash and cash equivalents	(13,755)	4,579	6,965
Cash and cash equivalents at beginning of period	51,793	47,214	40,249
Cash and cash equivalents at end of period	38,038	51,793	47,214
Eliminations
Cash flows from operating activities
Net income	(166,520)	(124,530)	(56,483)
Adjustments to reconcile net income to net cash provided by operating activities:
Write-off of deferred financing fees
Premium on debt issuance
Equity in earnings of subsidiaries	166,520	124,530	56,483
Changes in operating assets and liabilities:
Net cash provided by operating activities
Cash flows from investing activities
Net cash used in investing activities
Cash flows from financing activities
Repayments to Affiliate
Net cash provided by (used in) financing activities
Net increase (decrease) in cash and cash equivalents
Cash and cash equivalents at beginning of period
Cash and cash equivalents at end of period